Other Non-Current Assets - Summary of Other Non-Current Assets (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Non-current assets [abstract]
Prepaid expenses	₺ 133,914	₺ 89,603
Receivables from the Public Administration	72,848	72,848
Advances given for property, plant and equipment	59,959	216,894
Deposits and guarantees given	34,602	27,071
VAT receivable	1,902	2,318
Others	1,045	12,572
Other Non-current assets	₺ 304,270	₺ 421,306